Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000202991 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202991 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202991 | 001055102 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000202991 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202991 | 01609W102 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202991 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202991 | 22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202991 | 69331C108 | PG&E Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202991 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202991 | G98239109 | XP, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202991 | Financials001055102
Holdings [Line Items]
Percent of Total Investments	87.10%
C000202991 | Cash & Equivalent60934N872
Holdings [Line Items]
Percent of Total Investments	12.00%
C000202991 | Equity OptionAMCR C10_20251222_L
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202991 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202991 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202991 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202991 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000202991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000221442 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221442 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221442 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221442 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221442 | 82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221442 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221442 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221442 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221442 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221442 | 81141R100 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221442 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000221442 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000221442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000221442 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221442 | Financials00827B106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000221442 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234765 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000234765 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234765 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234765 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234765 | 82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234765 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234765 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234765 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234765 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234765 | 81141R100 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000234765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000234765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000234765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234765 | Financials00827B106
Holdings [Line Items]
Percent of Total Investments	98.40%
C000234765 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130673 | 92206C771 | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130673 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130673 | 78468R408 | State Street SPDR Bloomberg Short-Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130673 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000130673 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130673 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130673 | 92189H300 | VanEck J.P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130673 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130673 | 92189F353 | VanEck Emerging Markets High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130673 | 464288414 | iShares National Muni Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%